UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon               New York, NY                   06/12/03
-----------------------     --------------------------  ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  132

Form 13F Information Table Value Total: $195,109
                                       (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                        FORM 13F INFORMATION TABLE



Column 1                    Column 2        Column 3   Column 4      Column 5        Column 6  Column 7        Column 8

                                                       Market    Shares/   Sh/ Put/  Invstmt   Other          Voting Authority
Name of Issuer              Title of Class  CUSIP      Value     Prn Amt.  Prn Call  Discretn  Managers Sole       Shared    None
                                                       (x$1,000)

ABB Ltd                     COMMON STOCK    000375204     203     60,000   SH        Sole                60,000     0       0
AGCO Corp                   COMMON STOCK    001084102   1,281     75,000   SH        Sole                75,000     0       0
Agnico-Eagle Mines Ltd      COMMON STOCK    008474108   1,879    162,000   SH        Sole               162,000     0       0
Amazon.Com Inc              COMMON STOCK    023135106   3,523     97,000   SH        Sole                97,000     0       0
American Pharmaceutical
 Partners Inc               COMMON STOCK    02886P109     319      9,400   SH        Sole                 9,400     0       0
Ameritrade Holding Corp     COMMON STOCK    03074K100     104     14,000   SH        Sole                14,000     0       0
Applied Materials Inc       COMMON STOCK    038222105     201     12,700   SH        Sole                12,700     0       0
Aquila Inc                  COMMON STOCK    03840P102     258    100,000   SH        Sole               100,000     0       0
ARM Holdings Plc            Sponsored ADR   042068106      85     25,000   SH        Sole                25,000     0       0
Avanex Corp                 COMMON STOCK    05348W109      40     10,000   SH        Sole                10,000     0       0
Bema Gold Corp              COMMON STOCK    08135F107     311    241,000   SH        Sole               241,000     0       0
BindView Development Corp   COMMON STOCK    090327107     101     50,000   SH        Sole                50,000     0       0
Black Box Corp              COMMON STOCK    091826107   1,004     27,800   SH        Sole                27,800     0       0
CAE Inc                     COMMON STOCK    124765108   3,304    778,500   SH        Sole               778,500     0       0
Carmax Inc                  COMMON STOCK    143130102     594     19,700   SH        Sole                19,700     0       0
Catalytica Energy Systems   COMMON STOCK    148884109      74     27,374   SH        Sole                27,374     0       0
CE Franklin Ltd             COMMON STOCK    125151100   1,043    467,700   SH        Sole               467,700     0       0
Cellular Technical Services COMMON STOCK    151167301      25     32,300   SH        Sole                32,300     0       0
Centra Software Inc         COMMON STOCK    15234X103      54     17,000   SH        Sole                17,000     0       0
Century Business Services
 Inc                        COMMON STOCK    156490104      49     15,000   SH        Sole                15,000     0       0
Cephalon Inc                COMMON STOCK    156708109     369      9,000   SH        Sole                 9,000     0       0
Checkfree Corp              COMMON STOCK    162813109     560     20,000   SH        Sole                20,000     0       0
CIT Group Inc               COMMON STOCK    125581108   4,193    170,100   SH        Sole               170,100     0       0
Clean Harbors Inc           COMMON STOCK    184496107     851     89,245   SH        Sole                89,245     0       0
CompuCredit Corp            COMMON STOCK    20478N100     127     10,500   SH        Sole                10,500     0       0
Concerto Software Inc       COMMON STOCK    20602T106     138     15,000   SH        Sole                15,000     0       0
Concord Camera Corp         COMMON STOCK    206156101      70     10,000   SH        Sole                10,000     0       0
Cott Corp Que               COMMON STOCK    22163N106     207     10,000   SH        Sole                10,000     0       0
Creo Inc                    COMMON STOCK    225606102   2,233    268,700   SH        Sole               268,700     0       0
Dun & Bradstreet Corp       COMMON STOCK    26483E100  15,326    372,900   SH        Sole               372,900     0       0
Dade Behring Holdings Inc   COMMON STOCK    23342J206   2,923    129,300   SH        Sole               129,300     0       0
Datawatch Corp              COMMON STOCK    237917208      44     16,000   SH        Sole                16,000     0       0
Decode Genetics Inc         COMMON STOCK    243586104     802    254,700   SH        Sole               254,700     0       0
Digital Lightwave Inc       COMMON STOCK    253855100      27     25,000   SH        Sole                25,000     0       0
Edison International        COMMON STOCK    281020107     710     43,200   SH        Sole                43,200     0       0
EL Paso Corp                COMMON STOCK    28336L109     748     92,600   SH        Sole                92,600     0       0
Eldorado Gold Corp          COMMON STOCK    284902103     715    411,200   SH        Sole               411,200     0       0
Electronic Data Systems
 Corp                       COMMON STOCK    285661104     601     28,000   SH        Sole                28,000     0       0
EMC Corp/Massachusetts      COMMON STOCK    268648102     105     10,000   SH        Sole                10,000     0       0
Empresa Brasileira de
 Aeronautica SA             SP ADR PFD SHS  29081M102     518     27,100   SH        Sole                27,100     0       0
Exelixis Inc                COMMON STOCK    30161Q104      69     10,000   SH        Sole                10,000     0       0
Financial Federal Corp      COMMON STOCK    317492106     373     15,300   SH        Sole                15,300     0       0
Flowserve Corp              COMMON STOCK    34354P105     458     23,300   SH        Sole                23,300     0       0
General Electric Co         COMMON STOCK    369604103   1,715     59,800   SH        Sole                59,800     0       0
Glamis Gold Ltd             COMMON STOCK    376775102     731     64,600   SH        Sole                64,600     0       0
Gold Fields Ltd             SPONSORED ADR   38059T106     608     49,900   SH        Sole                49,900     0       0
Goldcorp Inc                COMMON STOCK    380956409     593     49,400   SH        Sole                49,400     0       0
Golden Star Resources Ltd   COMMON STOCK    38119T104   1,254    475,000   SH        Sole               475,000     0       0
Grant Prideco Inc           COMMON STOCK    38821G101     235     20,000   SH        Sole                20,000     0       0
Halliburton Co              COMMON STOCK    406216101   2,877    125,100   SH        Sole               125,100     0       0
Hanover Compressor Co       COMMON STOCK    410768105     351     31,100   SH        Sole                31,100     0       0
Harmony Gold Mining Co Ltd  Sponsored ADR   413216300   1,949    144,700   SH        Sole               144,700     0       0
Heartland Partners LP       UT LTD PARTNER  422357103     724     97,200   SH        Sole                97,200     0       0
HSBC Holdings Plc           Sponsored ADR   404280406     787     13,321   SH        Sole                13,321     0       0
Seabulk Intl. Inc.          COMMON STOCK    81169P101     219     25,000   SH        Sole                25,000     0       0
Iamgold Corp                COMMON STOCK    450913108     611    125,000   SH        Sole               125,000     0       0
ImClone Systems Inc         COMMON STOCK    45245W109     448     14,000   SH        Sole                14,000     0       0
India Fund Inc              COMMON STOCK    454089103   3,990    325,732   SH        Sole               325,732     0       0
Integrated Circuit Systems
 Inc                        COMMON STOCK    45811K208     726     23,100   SH        Sole                23,100     0       0
Intrado Inc                 COMMON STOCK    46117A100     384     24,300   SH        Sole                24,300     0       0
Investors Financial Services
 Corp                       COMMON STOCK    461915100   1,291     44,600   SH        Sole                44,600     0       0
I-Stat Corp                 COMMON STOCK    450312103     225     25,500   SH        Sole                25,500     0       0
Jabil Circuit Inc           COMMON STOCK    466313103     508     23,000   SH        Sole                23,000     0       0
King Pharmaceuticals Inc    COMMON STOCK    495582108     627     42,500   SH        Sole                42,500     0       0
Kinross Gold Corp           COMMON STOCK    496902206   2,856    423,069   SH        Sole               423,069     0       0
Kla-Tencor Corp             COMMON STOCK    482480100     929     20,000   SH        Sole                20,000     0       0
Knight Trading Group Inc    COMMON STOCK    499063105      63     10,000   SH        Sole                10,000     0       0
Korea Fund Inc/The          COMMON STOCK    500634100   1,595    106,400   SH        Sole               106,400     0       0
Lawson Software Inc         COMMON STOCK    520780107     625     80,700   SH        Sole                80,700     0       0
Lennox International Inc    COMMON STOCK    526107107   1,291    100,300   SH        Sole               100,300     0       0
Lone Star Technologies      COMMON STOCK    542312103     424     20,000   SH        Sole                20,000     0       0
Luxottica Group SpA         SPONSORED ADR   55068R202     252     18,100   SH        Sole                18,100     0       0
Maverick Tube Corp          COMMON STOCK    577914104     345     18,000   SH        Sole                18,000     0       0
MBIA Inc                    COMMON STOCK    55262C100     990     20,300   SH        Sole                20,300     0       0
McDermott International Inc COMMON STOCK    580037109   2,371    374,500   SH        Sole               374,500     0       0
Mentor Graphics Corp        COMMON STOCK    587200106     407     28,000   SH        Sole                28,000     0       0
Meridian Gold Inc           COMMON STOCK    589975101   1,668    146,250   SH        Sole               146,250     0       0
Methanex Corp               COMMON STOCK    59151K108   2,098    197,054   SH        Sole               197,054     0       0
Michael Anthony Jewelers
 Inc                        COMMON STOCK    594060105      41     22,300   SH        Sole                22,300     0       0
Micron Technology Inc       COMMON STOCK    595112103     537     46,200   SH        Sole                46,200     0       0
Microsemi Corp              COMMON STOCK    595137100     519     32,600   SH        Sole                32,600     0       0
Millennium Cell Inc         COMMON STOCK    60038B105     129     88,980   SH        Sole                88,980     0       0
Minefinders Corp            COMMON STOCK    602900102      66     11,000   SH        Sole                11,000     0       0
Mobile Telesystems          Sponsored ADR   607409109  12,095    205,000   SH        Sole               205,000     0       0
Newmont Mining Corp         COMMON STOCK    651639106   1,561     48,100   SH        Sole                48,100     0       0
North American Scientific
 Inc                        COMMON STOCK    65715D100   1,426    186,200   SH        Sole               186,200     0       0
Openwave Systems Inc        COMMON STOCK    683718100      20     10,000   SH        Sole                10,000     0       0
OPTi Inc                    COMMON STOCK    683960108     559    329,000   SH        Sole               329,000     0       0
Orbital Sciences Corp       COMMON STOCK    685564106   1,022    140,000   SH        Sole               140,000     0       0
Pacificare Health Systems   COMMON STOCK    695112102   1,233     25,000   SH        Sole                25,000     0       0
PG&E Corp                   COMMON STOCK    69331C108   2,656    125,600   SH        Sole               125,600     0       0
Placer Dome Inc             COMMON STOCK    725906101   1,557    126,910   SH        Sole               126,910     0       0
PLATO Learning Inc          COMMON STOCK    72764Y100     279     47,700   SH        Sole                47,700     0       0
PMI Group Inc/The           COMMON STOCK    69344M101   1,342     50,000   SH        Sole                50,000     0       0
Polaris Industries Inc      COMMON STOCK    731068102     375      6,100   SH        Sole                 6,100     0       0
Quantum Fuel Systems
 Technologies Worldwide     COMMON STOCK    74765E109      83     37,100   SH        Sole                37,100     0       0
QuickLogic Corp             COMMON STOCK    74837P108     161     50,000   SH        Sole                50,000     0       0
Quiksilver Inc              COMMON STOCK    74838C106   1,385     84,000   SH        Sole                84,000     0       0
Randgold Resources Ltd      Sponsored ADR   752344309   2,411    141,800   SH        Sole               141,800     0       0
Rival Energy Ltd            COMMON STOCK    768022105   1,031  1,253,100   SH        Sole             1,253,100     0       0
Ross Stores Inc             COMMON STOCK    778296103     657     15,300   SH        Sole                15,300     0       0
Royal Gold Inc              COMMON STOCK    780287108   1,444     67,400   SH        Sole                67,400     0       0
Sierra Pacific Resources    COMMON STOCK    826428104     196     33,000   SH        Sole                33,000     0       0
Solectron Corp              COMMON STOCK    834182107      37     10,000   SH        Sole                10,000     0       0
Stellent Inc                COMMON STOCK    85856W105     101     18,700   SH        Sole                18,700     0       0
Sycamore Networks Inc       COMMON STOCK    871206108     113     29,500   SH        Sole                29,500     0       0
Templeton Russia and
 Eastern European Fund I    COMMON STOCK    88022F105   2,165     80,100   SH        Sole                80,100     0       0
Tenet Healthcare Corp       COMMON STOCK    88033G100     117     10,000   SH        Sole                10,000     0       0
Terra Networks SA           Sponsored ADR   88100W103     360     60,000   SH        Sole                60,000     0       0
Tesco Corp                  COMMON STOCK    88157K101   3,894    408,150   SH        Sole               408,150     0       0
Texas Genco Holdings Inc    COMMON STOCK    882443104  10,558    454,100   SH        Sole               454,100     0       0
Total System Services Inc   COMMON STOCK    891906109     428     19,200   SH        Sole                19,200     0       0
TransAlta Corp              COMMON STOCK    89346D107   4,871    365,900   SH        Sole               365,900     0       0
Triad Guaranty Inc          COMMON STOCK    895925105     285      7,500   SH        Sole                 7,500     0       0
Trinity Industries Inc      COMMON STOCK    896522109     750     40,500   SH        Sole                40,500     0       0
United Industrial Corp/
 New York                   COMMON STOCK    910671106   1,712    105,000   SH        Sole               105,000     0       0
UnitedGlobalCom Inc         CL A            913247508   1,433    280,900   SH        Sole               280,900     0       0
Universal Stainless & Alloy COMMON STOCK    913837100     129     20,000   SH        Sole                20,000     0       0
Valero Energy Corp          COMMON STOCK    91913Y100     363     10,000   SH        Sole                10,000     0       0
Valueclick Inc              COMMON STOCK    92046N102   1,513    249,600   SH        Sole               249,600     0       0
VeriSign Inc                COMMON STOCK    92343E102     161     11,700   SH        Sole                11,700     0       0
Open Jt. Stk Co. - Vimpel
 -Communications            Sponsored ADR   68370R109  10,045    216,300   SH        Sole               216,300     0       0
Warnaco Group Inc/The       CL A            934390402     504     37,300   SH        Sole                37,300     0       0
Washington Group Inter-
 national Inc               COMMON STOCK    938862208  10,473    530,000   SH        Sole               530,000     0       0
WebMD Corp                  COMMON STOCK    94769M105   1,408    129,500   SH        Sole               129,500     0       0
Westaim Corp                COMMON STOCK    956909105   5,776  3,479,753   SH        Sole             3,479,753     0       0
Westmoreland Coal Co        COMMON STOCK    960878106   3,251    178,700   SH        Sole               178,700     0       0
Wheaton River Minerals Ltd  COMMON STOCK    962902102   6,535  5,145,700   SH        Sole             5,145,700     0       0
Whirlpool Corp              COMMON STOCK    963320106   1,210     19,000   SH        Sole                19,000     0       0
Wimm-Bill-Dann Foods OJSC   Sponsored ADR   97263M109   8,668    427,000   SH        Sole               427,000     0       0
AGNICO-EAGLE MINES LIMITED  W EXP 11/07/200 008474132      35     12,500   SH        Sole                12,500     0       0
WHEATON RIVER MINERALS LTD  W EXP 05/30/200 962902144   2,049  4,687,500   SH        Sole             4,687,500     0       0
                                                     ----------
                                       TOTAL:         195,109




03784.0001 #422625